Additional Financial Information (Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)	$ 13,267	$ 9,645
Accounts payable	21,047	14,984
Accrued payroll and commissions	2,629	1,967
Current portion of employee benefit obligation	1,766	1,842
Accrued interest	1,974	1,597
Other	2,956	3,202
Total accounts payable and accrued liabilities	30,372	23,592
Customer Fulfillment Cost [Member]
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)	$ 2,923	$ 2,720